Other Intangible Assets (Tables)	12 Months Ended
Sep. 30, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets
Intangible assets consist of the following:

		September 30, 2018
	Estimated Life (years)	Carrying Amount	Accumulated Amortization	Net
Amortizing intangible assets
Customer related	5 ‑ 26	$292,115	$(47,348)	$244,767
Proprietary technology	10	49,315	(19,685)	29,630
Trademark	10-15	26,535	(3,563)	22,972
Backlog	1	82,315	(81,764)	551
Other	4	17,175	(8,894)	8,281
Total amortizing intangible assets		467,455	(161,254)	306,201
Indefinite‑lived intangible assets		34,207	—	34,207
Total intangible assets		$501,662	$(161,254)	$340,408

		September 30, 2017
	Estimated Life (years)	Carrying Amount	Accumulated Amortization	Net
Amortizing intangible assets
Customer related	5 ‑ 26	$265,095	$(31,265)	$233,830
Proprietary technology	10	45,175	(11,390)	33,785
Trademark	10-15	26,149	(4,293)	21,856
Backlog	1	82,277	(80,947)	1,330
Other	4	13,953	(5,215)	8,738
Total amortizing intangible assets		432,649	(133,110)	299,539
Indefinite‑lived intangible assets		34,207	—	34,207
Total intangible assets		$466,856	$(133,110)	$333,746

Schedule of Indefinite-Lived Intangible Assets
Intangible assets consist of the following:

		September 30, 2018
	Estimated Life (years)	Carrying Amount	Accumulated Amortization	Net
Amortizing intangible assets
Customer related	5 ‑ 26	$292,115	$(47,348)	$244,767
Proprietary technology	10	49,315	(19,685)	29,630
Trademark	10-15	26,535	(3,563)	22,972
Backlog	1	82,315	(81,764)	551
Other	4	17,175	(8,894)	8,281
Total amortizing intangible assets		467,455	(161,254)	306,201
Indefinite‑lived intangible assets		34,207	—	34,207
Total intangible assets		$501,662	$(161,254)	$340,408

		September 30, 2017
	Estimated Life (years)	Carrying Amount	Accumulated Amortization	Net
Amortizing intangible assets
Customer related	5 ‑ 26	$265,095	$(31,265)	$233,830
Proprietary technology	10	45,175	(11,390)	33,785
Trademark	10-15	26,149	(4,293)	21,856
Backlog	1	82,277	(80,947)	1,330
Other	4	13,953	(5,215)	8,738
Total amortizing intangible assets		432,649	(133,110)	299,539
Indefinite‑lived intangible assets		34,207	—	34,207
Total intangible assets		$466,856	$(133,110)	$333,746

Schedule of Finite-lived Intangible Assets Amortization Expense
For the amortizing intangible assets, the remaining weighted-average amortization period at September 30, 2018 was as follows:

Years
Customer-related intangibles	13
Proprietary technology	6
Trademarks	9
Other	1
Aggregate net intangible assets	9

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense	The estimated future amortization expense is as follows:

2019	$31,487
2020	28,045
2021	26,518
2022	25,983
2023	25,501
Thereafter	168,667
Total	$306,201